Consolidated Balance Sheets Parenthetical - $ / shares	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized (in shares)	50,000,000	50,000,000	200,000,000
Common stock, shares outstanding (in shares)	21,605,322	15,098,837	8,895,094